SCHEDULE OF OTHER BORROWINGS (Details) - USD ($)	Jun. 30, 2024	Apr. 28, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate		36.00%
Other borrowings	$ 960,599		$ 640,357
Other borrowings, current	960,599		432,241
Other borrowings, non-current			208,116
March 8, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	15.00%
Other borrowings	$ 448,279		448,250
April 20, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	15.00%
Other borrowings	$ 192,120		192,107
April 28, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	36.00%
Other borrowings	$ 320,200